Employee benefits, Expenses and liabilities recognized for pensions and other employee remunerations (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses recognized [Abstract]
Salaries, benefits and inherent	$ 235,345	$ 317,776	$ 320,827
Pensions - defined benefit plans	17,790	23,623	22,873
Employee benefits expense	253,135	341,399	$ 343,700
Long-term [Abstract]
Employee benefits	102,375	150,197
Short term liabilities and remunerations [Abstract]
Short-term employee benefits accruals	3,116	924
Actuarial (loss) gain net of taxes	23,584	7,667
Pensions and Seniority Premiums [Member]
Long-term [Abstract]
Employee benefits	86,695	136,832
Termination of Employment [Member]
Long-term [Abstract]
Employee benefits	$ 15,680	$ 13,365